Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combination

2. Business Combination

On November 28, 2011, AES completed its acquisition of DPL. AES paid cash consideration of approximately $3,483.6 million. The allocation of the purchase price was based on the estimated fair value of assets acquired and liabilities assumed. In addition, Dolphin Subsidiary II, Inc. (a wholly owned subsidiary of AES) issued $1,250.0 million of debt, which, as a result of the merger of DPL and Dolphin Subsidiary II, Inc. was assumed by DPL.

The assets acquired and liabilities assumed in the acquisition were originally recorded at provisional amounts based on the preliminary purchase price allocation. We are in the process of monitoring the following additional information that could impact the purchase price allocation within the measurement period, which could be up to one year from the date of acquisition; discount rates; energy price curves, and dispatching assumptions, all of which could affect the value of generation business property, plant and equipment; assumptions around customer switching and aggregation, which could affect the value of intangible assets; assumptions on the valuation of regulatory assets and liabilities; deferred income taxes; and the determination of reporting units. If materially different from the final amounts, such provisional amounts will be retrospectively adjusted to reflect any new information about facts and circumstances that existed at the acquisition date that, if known, would have affected the measurement of these amounts. Additionally, key input assumptions and their sensitivity to the valuation of assets acquired and liabilities assumed are continuing to be reviewed by management, which may result in requiring additional information related to these key input assumptions.

During the three months ended June 30, 2012, we recognized a decrease of $70.7 million in the provisional value of property, plant and equipment and a related decrease of $37.5 million in the provisionally recognized deferred tax liabilities as a result of refined information associated with certain contractual arrangements, growth and ancillary revenue assumptions. Additionally, we recognized a decrease of $19.1 million for certain customer contracts of DPLER and other intangibles and a related decrease of $6.7 million in the provisionally recognized deferred tax liabilities due refined market and contractual information obtained during this quarter.  These purchase price adjustments increased the provisionally recognized goodwill by $78.8 million and have been reflected retrospectively as of December 31, 2011 in the accompanying Condensed Consolidated Balance Sheet. The effect on net income for the six months ended June 30, 2012 was $8.7 million.  The effect on net income for the period November 28, 2011 through December 31, 2011 was not material.

$ in millions	Current purchase price allocation	Preliminary purchase price allocation
Cash	$116.4	$116.4
Accounts receivable	277.6	277.6
Inventory	123.7	123.7
Other current assets	41.0	41.0
Property, plant and equipment	2,477.8	2,548.5
Intangible assets subject to amortization	147.2	166.3
Intangible assets - indefinite-lived	5.0	5.0
Regulatory assets	201.7	201.1
Other non-current assets	58.3	58.3
Current liabilities	(405.1)	(400.2)
Debt	(1,255.1)	(1,255.1)
Deferred taxes	(514.5)	(558.2)
Regulatory liabilities	(117.0)	(117.0)
Other non-current liabilities	(223.1)	(194.7)
Redeemable preferred stock	(18.4)	(18.4)
Net identifiable assets acquired	915.5	994.3
Goodwill	2,568.1	2,489.3
Net assets acquired	$3,483.6	$3,483.6

2. Business Combination

On November 28, 2011, AES completed its acquisition of DPL. AES paid cash consideration of approximately $3,483.6 million. The allocation of the purchase price was based on the estimated fair value of assets acquired and liabilities assumed. In addition, Dolphin Subsidiary II, Inc. (a wholly owned subsidiary of AES) issued $1,250.0 million of debt, which, as a result of the merger of DPL and Dolphin Subsidiary II, Inc. was assumed by DPL.

The assets acquired and liabilities assumed in the acquisition were originally recorded at provisional amounts based on the preliminary purchase price allocation. We are in the process of monitoring the following additional information that could impact the purchase price allocation within the measurement period, which could be up to one year from the date of acquisition: discount rates; energy price curves, and dispatching assumptions, all of which could affect the value of the generation business property, plant and equipment; assumptions around customer switching and aggregation, which could affect the value of intangible assets; assumptions on the valuation of regulatory assets and liabilities; deferred income taxes; and the determination of reporting units. If materially different from the final amounts, such provisional amounts will be retrospectively adjusted to reflect any new information about facts and circumstances that existed at the acquisition date that, if known, would have affected the measurement of these amounts. Additionally, key input assumptions and their sensitivity to the valuation of assets acquired and liabilities assumed are continuing to be reviewed by management, which may result in requiring additional information related to these key input assumptions.

During the three months ended June 30, 2012, we recognized a decrease of $70.7 million in the provisional value of property, plant and equipment and a related decrease of $37.5 million in the provisionally recognized deferred tax liabilities as a result of refined information associated with certain contractual arrangements, growth and ancillary revenue assumptions. Additionally, we recognized a decrease of $19.1 million related to certain customer contracts of DPLER and other intangibles and a related decrease of $6.7 million in the provisionally recognized deferred tax liabilities due to refined market and contractual information obtained during this quarter. These purchase price adjustments increased the provisionally recognized goodwill by $78.8 million and have been reflected retrospectively as of December 31, 2011 in the accompanying Condensed Consolidated Balance Sheet. The effect on net income for the twelve months ending December 31, 2012 will be approximately $13.3 million. The effect on net income for the period November 28, 2011 through December 31, 2011 was not material.

Estimated fair value of assets acquired and liabilities assumed as of the Merger date are as follows:

	Current	Preliminary
	purchase	purchase
	price	price
$ in millions	allocation	allocation
Cash	$116.4	$116.4
Accounts receivable	277.6	277.6
Inventory	123.7	123.7
Other current assets	41.0	41.0
Property, plant and equipment	2,477.8	2,548.5
Intangible assets subject to amortization	147.2	166.3
Intangible assets - indefinite-lived	5.0	5.0
Regulatory assets	201.7	201.1
Other non-current assets	58.3	58.3
Current liabilities	(405.1)	(400.2)
Debt	(1,255.1)	(1,255.1)
Deferred taxes	(514.5)	(558.2)
Regulatory liabilities	(117.0)	(117.0)
Other non-current liabilities	(223.1)	(194.7)
Redeemable preferred stock	(18.4)	(18.4)
Net identifiable assets acquired	915.5	994.3
Goodwill	2,568.1	2,489.3
Net assets acquired	$3,483.6	$3,483.6

The carrying values of the majority of regulated assets and liabilities were determined to be stated at their estimate fair values at the Merger date based on a conclusion that individual assets are subject to regulation by the PUCO and the FERC. As a result, the future cash flows associated with the assets are limited to the carrying value plus a return, and management believes that a market participant would not expect to recover any more or less than the carrying value. Furthermore, management believes that the current rate of return on regulated assets is consistent with an amount that market participants would expect. FASC 805 requires that the beginning balance of fixed depreciable assets be shown net, with no accumulated amortization recorded, at the date of the Merger.

Property, plant and equipment were valued based on the discounted value of the estimated future cash flows to be generated from such assets.

Intangible assets include the fair value of customer relationships, customer contracts and DP&L's ESP based on a combination of the income approach, the market based approach and the cost approach.

The fair value of inventory consists primarily of two components: materials and supplies; and fuel and limestone. The estimated fair value at the Merger date was established using a variety of approaches to estimate the market price. The carrying value of fuel inventory was adjusted to its fair value by applying market cost at the Merger date.

Energy derivative contracts were reassessed and revalued at the Merger date based on forward market prices and forecasted energy requirements. The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating nonperformance risk. Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation. The fair value of the power contracts will be amortized as the contracts settle.

Other regulatory assets are costs that are being recovered or will be recovered through the ratemaking process and are valued at their expected recoverable amount.

The fair value assigned to long-term debt was determined by a third party pricing service's quoted price.

Redeemable preferred stock was valued based on the last price paid by a third party.

The Merger triggered a new basis of accounting for DPL for the postretirement benefit plans sponsored by DPL under FASC 805 which required remeasuring plan liabilities without the five year smoothing of market-related asset gains and losses.

During the periods January 1, 2011 through November 27, 2011 and November 28, 2011 through December 31, 2011, DPL incurred pre-tax merger costs of $37.9 million and $15.7 million, respectively, primarily related to legal fees, transaction advisory services and change of control provisions. DPL does not anticipate significant merger related costs in 2012.

As a result of the Merger, DPL reclassified emission allowances and renewable energy credits to intangible assets and records certain excise and other taxes net as a reduction of revenue, consistent with AES' policies. All material prior period amounts have been reclassified to conform to this presentation.